Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of inventories

	2023	2022	2021
	$m	$m	$m
Raw materials and consumables	1,531	1,422	1,755
Inventories in process	2,325	1,864	5,216
Finished goods and goods for resale	1,568	1,413	2,012
Inventories	5,424	4,699	8,983